Dividends (Tables)	6 Months Ended
Jun. 30, 2019
Interim Financial Reporting [Abstract]
Disclosure of dividends announced and paid

	Second	Second	First	First
	quarter	quarter	half	half
	2019	2018	2019	2018
Dividends paid per ordinary share
cents	10.250	10.000	20.500	20.000
pence	8.066	7.444	15.804	14.613
Dividends paid per ADS (cents)	61.50	60.00	123.00	120.00
Scrip dividends
Number of shares issued (millions)	46.3	34.5	136.4	57.9
Value of shares issued ($ million)	318	266	947	421